PUT OPTION LIABILITIES - Roll forward (Details) - Put option agreements with Geely HK and Etika - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PUT OPTION LIABILITIES
Balance at the beginning	$ 11,884
Issuance of put options	130,082	$ 9,376
Change in fair values	33,685	2,508
Balance at the ending	$ 175,651	$ 11,884
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in fair values of put option liabilities	Changes in fair values of put option liabilities